S000057702 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	91 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.47%
Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.12%	6.88%	6.65%
Franklin ClearBridge Enhanced Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.59%	10.82%	11.65%
Performance Inception Date			May 22, 2017
Franklin ClearBridge Enhanced Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.10%	10.39%	11.17%
Performance Inception Date			May 22, 2017
Franklin ClearBridge Enhanced Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.14%	8.52%	9.39%
Performance Inception Date			May 22, 2017